Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers on Primary Geographical Markets (Detail) - Revenue From Primary Geographical Market [Member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 268,791,694	$ 307,634,389
PRC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,362,235	113,632,037
Taiwan ROC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	83,229,594	99,357,882
Singapore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,534,291	39,370,930
Japan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,924,003	21,166,864
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,741,571	34,106,676
Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,667,222	290,784,754
Dispaly segment [Member] | PRC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	97,084,436	112,542,529
Dispaly segment [Member] | Taiwan ROC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,394,325	93,126,115
Dispaly segment [Member] | Singapore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,526,625	39,363,415
Dispaly segment [Member] | Japan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,877,671	19,748,373
Dispaly segment [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,784,165	26,004,322
Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,124,472	16,849,635
Energy segment [Member] | PRC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,277,799	1,089,508
Energy segment [Member] | Taiwan ROC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,835,269	6,231,767
Energy segment [Member] | Singapore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,666	7,515
Energy segment [Member] | Japan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,046,332	1,418,491
Energy segment [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,957,406	$ 8,102,354